Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups	12 Months Ended
Dec. 31, 2019
Permanent and Long-Standing Employees [Member]
Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups [Line Items]
Actuarial assumption of expected rate of salary	The calculation was based on individual assumptions regarding an expected salary increase for 2020 through to 2026, arising from the collective agreement signed in August 2015.
Permanent Employees [Member]
Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups [Line Items]
Actuarial assumption of expected rate of salary	Average adjustment of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66.
Employees Not Permanent [Member]
Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups [Line Items]
Actuarial assumption of expected rate of salary	6.4% for young employees decreasing gradually to 0.1%, 2% (in real terms) for senior employees
Pelephone Employees [Member]
Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups [Line Items]
Actuarial assumption of expected rate of salary	Salary increases were based on the collective agreements signed by Pelephone. The annual salary increase for Pelephone employees is 3% in 2020 and 2% thereafter.
Bezeq International Employees [Member]
Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups [Line Items]
Actuarial assumption of expected rate of salary	Assumptions about salary increases were based on the collective agreement signed in 2019. The average salary increase for Bezeq International employees is 2.95% in 2020 and 2% thereafter.
DBS Employees [Member]
Employee Benefits (Details) - Summary of assumptions regarding salary increases of the main employee groups [Line Items]
Actuarial assumption of expected rate of salary	Rate of increase of 3.5%.